U.S. SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                            FORM 24F-2
                 Annual Notice of Securities Sold
                      Pursuant to Rule 24f-2

     Read instructions at end of Form before preparing Form.
                      Please print or type.



     1.   Name and address of issuer: Prudential
          High  Yield  Total Return Fund,  Inc.,
          100  Mulberry  Street, Gateway  Center
          Three, Newark, New Jersey 07102-4077.

     2.   Name of each series or class of funds for which this Form is filed (If the Form is being filed for all series and  classes of
          securities of the issuer, check the box but   do not list series or
          classes):

     [X]

     3.   Investment  Company Act  File  Number:
          811-08101.
          Securities Act File Number: 333-23593.

     4(a).Last day of fiscal year for which this Form is filed: March 31, 2000.

       (b).[  ] Check box if this Form is  being
filed late(i.e., more
          than 90 calendar days after the end of
          the   issuer's  fiscal   year).   (See
          Instruction A.2)

     Note: If the Form is being filed late, interest must be paid on the registration fee due.

     4(c).[ ] Check box if this is the last time
     the issuer will be      filing this Form

     5.   Calculation of registration fee:

         (i) Aggregate sale price of securities
             sold   during   the   fiscal   year
pursuant
             to section 24(f):                      $43,425,785

          (ii)  Aggregate  price  of  securities
redeemed
             or  repurchased during  the  fiscal
year:

             $66,250,257

         (iii)  Aggregate  price  of  securities
redeemed
             or  repurchased  during  any  prior
fiscal
             year   ending   no   earlier   than
October 11,
             1995  that were not previously used
to
             reduce  registration  fees  payable
to the
             Commission:                            $    0

        (iv)Total available redemption credits
             [add Items 5(ii) and 5(iii).            $66,250,257

         (v)Net sales - If Item 5(i) is greater
              than  Item  5(iv)  [subtract  Item
5(iv)
             from Item 5(i)]:.                       $    0
        (vi)      Redemption credits available for use
             in future years
              -if  Item  5(i) is less than  Item
5(iv)
               [subtract  Item  5(i)  from  Item
(5(iv)]:  $22,824,472

       (vii)     Multiplier for determining registration
             fee (See instruction C.9):              x   .000264
      (viii)    Registration fee due [multiply Item 5(v)
             by item 5(vii)] enter "0" if no fee
is
             due.                                    =$    0

          6.   Prepaid Shares

           If  the  response to  item  5(i)  was
determined  by  deducting        an  amount   of
securities that were registered under the            Securities Act of
1933 pursuant to rule 24e-2 as in            effect before October 11,
1997 then report the amount of          securities (number of shares
or other units) deducted                here:          . If there is a
number of shares or                other units that were registered
pursuant to                   rule 24e-2 remaining unsold at the end
of the                   fiscal year for which this form is filed that
are available for use by the issuer in future fiscal
years, then state that number here:         .

      7.    Interest due - if this Form is being
filed
         more than 90 days after the end of  the
     of
           the   issuer's   fiscal   year   (See
     Instruction D):+$   0

      8.    Total amount of the registration fee
due
             plus   any   interest   due   [line
5(viii)plus
                         line                7]:
     =$                                        0

9.   Date  the registration fee and any interest
payment was
       sent    to   the   Commission's   lockbox
depository:


    Method of Delivery:

              [ ] Wire Transfer
              [ ] Mail or other means


                            SIGNATURES

This report has been signed below by the
following persons on           behalf of the
issuer and in the capacities and on the dates indicated.

By (Signature and Title   /s/ Deborah A. Docs

                    Secretary

Date  June 13, 2000